T. ROWE PRICE QM U.S. Bond Index Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 3.2%
Car Loan 1.3%
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 33 33
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,170 1,130
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 655 614
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25  3,025 2,954
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  2,070 1,979
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,621
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915 900
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 2,745 2,727
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 1,839
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,472
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,310 1,252
World Omni Select Auto Trust
Series 2019-A, Class B
2.17%, 12/15/25  15 15
16,536
Credit Card 0.0%
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25  610 610
610
T. ROWE PRICE QM U.S. Bond Index Fund

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Other Asset-Backed Securities 1.1%
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 3.648%, 4/15/35 (1) 2,280 2,199
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 3.652%, 7/15/36 (1) 1,565 1,508
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,345 2,290
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 784 723
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,692 1,434
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 2.598%, 5/20/34 (1) 2,155 2,074
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 106 103
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,290 1,262
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 3.618%, 10/15/32 (1) 1,255 1,223
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 1,097 1,042
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 332 312
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 30 30
Sierra Timeshare Receivables Funding
Series 2018-2A, Class A
3.50%, 6/20/35 (1) 16 15
14,215
Student Loan 0.8%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 826 806
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 827 788

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 927 889
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 1,151 1,094
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 343 321
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 347 323
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 608 593
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 577 552
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,540 1,417
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 2,941 2,644
9,427
Total Asset-Backed Securities
(Cost $43,133) 40,788
CORPORATE BONDS 29.7%
FINANCIAL INSTITUTIONS 12.9%
Banking 7.5%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 389
Ally Financial, 2.20%, 11/2/28  1,505 1,278
Banco Santander, 3.125%, 2/23/23  600 599
Banco Santander, 3.49%, 5/28/30  600 536
Banco Santander, 3.848%, 4/12/23  1,400 1,400
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,260 1,287
Bank of America, 3.50%, 4/19/26  600 599
Bank of America, 4.00%, 1/22/25  650 653
Bank of America, 4.20%, 8/26/24  290 293
Bank of America, 6.00%, 10/15/36  300 342
Bank of America, 7.75%, 5/14/38  150 192
Bank of America, VR, 2.592%, 4/29/31 (2) 1,875 1,638
Bank of America, VR, 2.676%, 6/19/41 (2) 1,575 1,199
Bank of America, VR, 3.55%, 3/5/24 (2) 2,530 2,526

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 3.824%, 1/20/28 (2) 2,280 2,235
Bank of America, VR, 4.244%, 4/24/38 (2) 45 43
Bank of Nova Scotia, 1.625%, 5/1/23  2,800 2,765
Barclays, VR, 2.852%, 5/7/26 (2) 1,640 1,554
BPCE, 4.00%, 9/12/23 (1) 1,550 1,546
BPCE, 4.50%, 3/15/25 (1) 1,015 1,000
BPCE, 5.70%, 10/22/23 (1) 850 860
Capital One Financial, 3.65%, 5/11/27  1,430 1,388
Capital One Financial, 3.90%, 1/29/24  810 809
Citigroup, 5.875%, 1/30/42  450 500
Citigroup, VR, 3.887%, 1/10/28 (2) 2,050 2,006
Citigroup, VR, 4.075%, 4/23/29 (2) 1,920 1,873
Citizens Financial Group, VR, 4.30%, 2/11/31 (2) 575 573
Credit Suisse, 2.95%, 4/9/25  1,080 1,039
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2) 1,765 1,603
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2) 1,400 1,314
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2) 745 741
Danske Bank, VR, 3.244%, 12/20/25 (1)(2) 2,290 2,192
Discover Bank, 2.70%, 2/6/30  2,000 1,711
Discover Financial Services, 3.75%, 3/4/25  1,440 1,421
Fifth Third Bancorp, 1.625%, 5/5/23  920 907
Goldman Sachs Group, 3.50%, 1/23/25  750 748
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,220
Goldman Sachs Group, 4.25%, 10/21/25  825 836
Goldman Sachs Group, 6.75%, 10/1/37  455 530
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2) 1,915 1,869
HSBC Bank USA, 5.875%, 11/1/34  550 586
HSBC Holdings, VR, 2.013%, 9/22/28 (2) 3,345 2,904
ING Groep, 3.55%, 4/9/24  2,640 2,622
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 375 372
JPMorgan Chase, 2.95%, 10/1/26  980 956
JPMorgan Chase, 3.375%, 5/1/23  2,085 2,088
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,230 1,099
JPMorgan Chase, VR, 3.559%, 4/23/24 (2) 1,250 1,248
JPMorgan Chase, VR, 3.782%, 2/1/28 (2) 990 970
JPMorgan Chase, VR, 3.882%, 7/24/38 (2) 1,405 1,294
KeyCorp, 2.25%, 4/6/27 (3) 1,950 1,803
M&T Bank, 3.55%, 7/26/23  2,140 2,138
Manufacturers & Traders Trust, 3.40%, 8/17/27  250 241
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,098
Morgan Stanley, 3.125%, 7/27/26  2,000 1,955
Morgan Stanley, 4.10%, 5/22/23  1,290 1,296
Morgan Stanley, 4.30%, 1/27/45  750 706
Morgan Stanley, 6.25%, 8/9/26  175 190
Morgan Stanley, VR, 2.188%, 4/28/26 (2) 1,410 1,344
Morgan Stanley, VR, 3.971%, 7/22/38 (2) 830 775

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
NatWest Group, VR, 4.519%, 6/25/24 (2) 2,050 2,043
NatWest Markets, 2.375%, 5/21/23 (1) 2,505 2,472
PNC Bank, 3.50%, 6/8/23  2,025 2,028
Royal Bank of Canada, 1.60%, 4/17/23  2,345 2,316
State Street, 3.10%, 5/15/23  265 265
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23  2,620 2,624
Synchrony Financial, 4.25%, 8/15/24  1,735 1,737
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,612
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2) 245 235
Truist Financial, 1.95%, 6/5/30  1,470 1,251
UBS Group, VR, 1.364%, 1/30/27 (1)(2) 1,700 1,525
Wells Fargo, VR, 2.188%, 4/30/26 (2) 1,655 1,567
Wells Fargo, VR, 2.393%, 6/2/28 (2) 2,415 2,209
94,783
Brokerage Asset Managers Exchanges 0.4%
Eaton Vance, 3.625%, 6/15/23  25 25
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,433
National Securities Clearing, 1.50%, 4/23/25 (1) 3,605 3,422
4,880
Finance Companies 0.8%
AerCap Ireland Capital, 3.30%, 1/23/23  485 482
AerCap Ireland Capital, 4.125%, 7/3/23  1,915 1,905
AerCap Ireland Capital, 4.875%, 1/16/24  825 824
AerCap Ireland Capital, 6.50%, 7/15/25  655 677
Air Lease, 2.20%, 1/15/27  1,320 1,173
Air Lease, 3.625%, 4/1/27  830 777
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 495 476
GATX, 4.35%, 2/15/24  2,355 2,366
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 525 514
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 329 327
9,521
Insurance 2.4%
AIA Group, 3.20%, 3/11/25 (1) 510 504
Allstate, 6.125%, 12/15/32  150 171
American International Group, 3.875%, 1/15/35  425 399
Aon, 2.20%, 11/15/22  25 25
Aon, 3.875%, 12/15/25  405 406
Chubb INA Holdings, 3.35%, 5/15/24  550 551
Elevance Health, 4.55%, 3/1/48  1,135 1,107
Elevance Health, 4.65%, 1/15/43  485 481
Equitable Holdings, 3.90%, 4/20/23  312 313
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,612
First American Financial, 4.60%, 11/15/24  410 410
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,100 1,094
Humana, 2.15%, 2/3/32  1,050 887
Humana, 3.70%, 3/23/29  880 863

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 3,535 3,349
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,477
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,272
Lincoln National, 3.80%, 3/1/28  1,205 1,180
Marsh & McLennan, 3.30%, 3/14/23  210 210
Marsh & McLennan, 3.50%, 6/3/24  1,915 1,914
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,209
Principal Financial Group, 2.125%, 6/15/30  1,900 1,613
Principal Financial Group, 3.30%, 9/15/22  5 5
Principal Financial Group, 3.40%, 5/15/25  1,215 1,201
Principal Financial Group, 3.70%, 5/15/29  10 10
Protective Life Global Funding, 1.17%, 7/15/25 (1) 2,345 2,175
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,304
Travelers, 6.25%, 6/15/37  225 275
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,784
UnitedHealth Group, 3.75%, 7/15/25  400 407
UnitedHealth Group, 4.75%, 7/15/45  900 948
Willis North America, 3.60%, 5/15/24  435 433
Willis North America, 4.50%, 9/15/28  1,110 1,106
30,704
Real Estate Investment Trusts 1.8%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,666
American Campus Communities Operating Partnership, 3.625%,
11/15/27  1,811 1,796
American Campus Communities Operating Partnership, 4.125%,
7/1/24  540 543
Boston Properties, 3.125%, 9/1/23  900 894
Brixmor Operating Partnership, 3.90%, 3/15/27  495 478
Brixmor Operating Partnership, 4.05%, 7/1/30  760 701
Duke Realty, 4.00%, 9/15/28  2,110 2,092
ERP Operating, 3.00%, 4/15/23  35 35
Essex Portfolio, 2.65%, 3/15/32  660 563
Essex Portfolio, 4.50%, 3/15/48  1,455 1,326
Federal Realty Investment Trust, 2.75%, 6/1/23  1,000 999
Healthcare Realty Holdings, 3.625%, 1/15/28  605 577
Healthpeak Properties, 2.125%, 12/1/28  710 630
Healthpeak Properties, 2.875%, 1/15/31  420 374
Highwoods Realty, 3.625%, 1/15/23  880 879
Kilroy Realty, 3.45%, 12/15/24  750 733
Kilroy Realty, 4.375%, 10/1/25  335 333
Life Storage, 4.00%, 6/15/29  15 14
Public Storage, 1.95%, 11/9/28  1,285 1,140
Realty Income, 2.20%, 6/15/28  685 620

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Realty Income, 3.95%, 8/15/27  835 829
Realty Income, 4.625%, 11/1/25  1,775 1,817
Regency Centers, 3.60%, 2/1/27  350 342
Regency Centers, 4.125%, 3/15/28  520 514
Simon Property Group, 3.80%, 7/15/50  2,830 2,344
22,249
Total Financial Institutions 162,137
INDUSTRIAL 14.9%
Basic Industry 0.4%
Air Products & Chemicals, 1.50%, 10/15/25  150 142
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 535
LYB International Finance II, 3.50%, 3/2/27  1,000 968
Nucor, 2.70%, 6/1/30  775 691
Nucor, 3.95%, 5/1/28  1,405 1,390
Nutrien, 4.00%, 12/15/26  525 528
Packaging Corp. of America, 3.65%, 9/15/24  395 393
4,647
Capital Goods 0.7%
Boral Finance, 3.00%, 11/1/22 (1) 125 125
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,691
General Dynamics, 3.25%, 4/1/25  35 35
General Electric, 6.75%, 3/15/32  204 237
L3Harris Technologies, 3.832%, 4/27/25  295 295
Lockheed Martin, 3.60%, 3/1/35  240 233
Lockheed Martin, 4.07%, 12/15/42  184 179
Raytheon Technologies, 7.20%, 8/15/27  200 229
Republic Services, 2.50%, 8/15/24  20 20
Republic Services, 3.375%, 11/15/27  585 573
Roper Technologies, 1.40%, 9/15/27  3,630 3,199
Roper Technologies, 2.00%, 6/30/30  575 483
Roper Technologies, 2.95%, 9/15/29  685 626
Roper Technologies, 3.80%, 12/15/26  660 659
Vulcan Materials, 4.50%, 6/15/47  5 5
8,589
Communications 3.2%
America Movil SAB de CV, 2.875%, 5/7/30  1,500 1,385
America Movil SAB de CV, 3.625%, 4/22/29  1,475 1,441
America Movil SAB de CV, 6.375%, 3/1/35  300 353
American Tower, 1.45%, 9/15/26  2,500 2,236
American Tower, 2.40%, 3/15/25  1,010 969
AT&T, 2.25%, 2/1/32  3,500 2,955
AT&T, 3.50%, 6/1/41  2,485 2,071
AT&T, 4.35%, 3/1/29  1,020 1,028
Charter Communications Operating, 2.80%, 4/1/31  2,365 1,994
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,261

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Charter Communications Operating, 4.908%, 7/23/25  1,230 1,247
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 71
Comcast, 3.90%, 3/1/38  2,910 2,747
Comcast, 3.95%, 10/15/25  845 857
Crown Castle International, 2.25%, 1/15/31  1,665 1,403
Crown Castle International, 3.70%, 6/15/26  700 691
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 192
Fox, 4.03%, 1/25/24  600 603
Interpublic Group, 4.20%, 4/15/24  410 410
Magallanes, 5.05%, 3/15/42 (1) 1,570 1,398
Omnicom Group, 3.60%, 4/15/26  695 694
Omnicom Group, 3.65%, 11/1/24  460 459
Rogers Communications, 3.625%, 12/15/25  335 331
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,005 962
T-Mobile USA, 3.75%, 4/15/27  3,565 3,505
Time Warner Cable, 6.55%, 5/1/37  235 246
Time Warner Cable, 6.75%, 6/15/39  275 282
Verizon Communications, 1.68%, 10/30/30 (3) 625 522
Verizon Communications, 2.65%, 11/20/40  3,200 2,442
Verizon Communications, 4.00%, 3/22/50  1,500 1,340
Verizon Communications, 4.272%, 1/15/36  745 729
Vodafone Group, 4.25%, 9/17/50  700 610
Vodafone Group, 4.875%, 6/19/49  20 19
Walt Disney, 3.70%, 10/15/25  285 288
Weibo, 3.50%, 7/5/24  1,275 1,238
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,328
40,316
Consumer Cyclical 2.2%
Alibaba Group Holding, 4.00%, 12/6/37 (3) 4,000 3,525
Amazon.com, 2.80%, 8/22/24  585 582
AutoZone, 1.65%, 1/15/31  2,000 1,632
AutoZone, 3.125%, 4/18/24  2,320 2,293
AutoZone, 3.125%, 4/21/26  445 436
AutoZone, 3.75%, 6/1/27  20 20
Booking Holdings, 3.65%, 3/15/25  810 817
Expedia Group, 5.00%, 2/15/26  1,070 1,081
General Motors, 4.00%, 4/1/25  1,090 1,083
Home Depot, 5.875%, 12/16/36  3,000 3,596
Hyatt Hotels, 3.375%, 7/15/23  185 183
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,355
McDonald's, 1.45%, 9/1/25  935 883
McDonald's, 3.30%, 7/1/25  15 15
O'Reilly Automotive, 3.60%, 9/1/27  20 20
O'Reilly Automotive, 3.80%, 9/1/22  10 10
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,420

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
PACCAR Financial, 2.65%, 4/6/23  1,030 1,025
QVC, 4.45%, 2/15/25  75 72
QVC, 4.85%, 4/1/24  840 819
Ross Stores, 1.875%, 4/15/31 (3) 300 249
Ross Stores, 4.60%, 4/15/25  3,575 3,648
TJX, 1.60%, 5/15/31  1,425 1,198
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1) 305 305
27,267
Consumer Non-Cyclical 3.8%
Abbott Laboratories, 3.40%, 11/30/23  784 786
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,710
AbbVie, 3.20%, 5/14/26  225 223
AbbVie, 4.45%, 5/14/46  1,280 1,217
AbbVie, 4.50%, 5/14/35  1,235 1,252
AbbVie, 4.70%, 5/14/45  1,385 1,394
Altria Group, 2.35%, 5/6/25  250 240
Amgen, 2.77%, 9/1/53  1,239 883
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 32
Banner Health, 1.897%, 1/1/31  850 728
Banner Health, 2.913%, 1/1/51  35 27
BAT Capital, 4.39%, 8/15/37  1,515 1,256
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,948
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,107
Bestfoods, 6.625%, 4/15/28  5 6
Biogen, 2.25%, 5/1/30  2,885 2,465
Bristol-Myers Squibb, 3.55%, 8/15/22  905 905
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 1,039
Cardinal Health, 3.41%, 6/15/27 (3) 1,405 1,386
Cardinal Health, 3.75%, 9/15/25  905 906
Centra Health, 4.70%, 1/1/48  25 24
Cigna, 3.00%, 7/15/23  340 338
Cigna, 3.75%, 7/15/23  1,005 1,007
CommonSpirit Health, 2.76%, 10/1/24  865 846
CommonSpirit Health, 2.782%, 10/1/30  980 873
CommonSpirit Health, 3.91%, 10/1/50  40 32
CVS Health, 1.875%, 2/28/31  1,135 950
CVS Health, 2.70%, 8/21/40  425 323
CVS Health, 5.125%, 7/20/45  925 950
Danone, 2.947%, 11/2/26 (1) 1,065 1,036
Diageo Capital, 1.375%, 9/29/25  1,080 1,016
Evernorth Health, 3.00%, 7/15/23  20 20
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,613
Hasbro, 3.00%, 11/19/24  1,395 1,364
Hasbro, 3.55%, 11/19/26  1,920 1,869
HCA, 4.125%, 6/15/29  1,695 1,623
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 955

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,088
Keurig Dr Pepper, 2.55%, 9/15/26  450 428
Mass General Brigham, Series 2020, 3.192%, 7/1/49  1,905 1,526
MedStar Health, Series 20A, 3.626%, 8/15/49  920 799
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55  600 557
Northwell Healthcare, 3.979%, 11/1/46  1,275 1,151
PerkinElmer, 1.90%, 9/15/28  1,575 1,361
Perrigo Finance Unlimited, 4.40%, 6/15/30  1,725 1,641
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  659 653
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 400
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 2,005
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,639
47,597
Energy 2.1%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,867
Boardwalk Pipelines, 4.45%, 7/15/27  230 225
Boardwalk Pipelines, 4.95%, 12/15/24  380 384
BP Capital Markets America, 3.194%, 4/6/25  2,900 2,901
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,280
Cameron LNG, 2.902%, 7/15/31 (1) 520 474
Cameron LNG, 3.701%, 1/15/39 (1) 430 373
Canadian Natural Resources, 2.95%, 1/15/23  1,475 1,469
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,374
Chevron, 1.995%, 5/11/27  1,350 1,280
DCP Midstream Operating, 3.875%, 3/15/23  15 15
Enbridge, 4.00%, 10/1/23  420 421
Enbridge, 4.25%, 12/1/26  355 358
Enbridge, 5.50%, 12/1/46  555 591
Enbridge Energy Partners, 5.50%, 9/15/40  170 174
Energy Transfer, 3.75%, 5/15/30  680 630
Energy Transfer, 5.25%, 4/15/29  1,105 1,122
Eni, Series X-R, 4.00%, 9/12/23 (1) 620 619
EOG Resources, 2.625%, 3/15/23  2,175 2,164
EOG Resources, 4.375%, 4/15/30  1,710 1,776
Pioneer Natural Resources, 1.125%, 1/15/26  695 632
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 797
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 649
Schlumberger Holdings, 3.75%, 5/1/24 (1) 1,075 1,077
Spectra Energy Partners, 3.375%, 10/15/26  460 448
Spectra Energy Partners, 4.75%, 3/15/24  25 25
TotalEnergies Capital International, 2.434%, 1/10/25  40 39
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 733
Valero Energy, 2.85%, 4/15/25  930 906
Williams, 4.85%, 3/1/48  190 179
Woodside Finance, 3.70%, 9/15/26 (1) 330 321

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Woodside Finance, 3.70%, 3/15/28 (1) 435 411
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,417
27,131
Industrial Other 0.2%
Alfa SAB de CV, 5.25%, 3/25/24 (1) 200 200
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,357
Northwestern University, Series 2020, 2.64%, 12/1/50  1,280 962
President & Fellows of Harvard College, 3.619%, 10/1/37  385 372
2,891
Technology 1.5%
Apple, 3.20%, 5/13/25  45 45
Baidu, 3.875%, 9/29/23  1,555 1,560
Fiserv, 3.20%, 7/1/26  10 10
Keysight Technologies, 4.55%, 10/30/24  1,427 1,445
Micron Technology, 4.185%, 2/15/27  805 801
Moody's, 2.00%, 8/19/31 (3) 1,660 1,412
NXP, 3.15%, 5/1/27  395 376
QUALCOMM, 3.25%, 5/20/27 (3) 1,004 1,008
RELX Capital, 3.00%, 5/22/30  1,120 1,040
RELX Capital, 3.50%, 3/16/23  535 534
ServiceNow, 1.40%, 9/1/30  3,710 3,016
Tencent Holdings, 2.985%, 1/19/23 (1) 550 549
Texas Instruments, 1.375%, 3/12/25  655 626
Thomson Reuters, 3.35%, 5/15/26 (3) 225 221
Visa, 2.15%, 9/15/22  1,025 1,025
VMware, 1.40%, 8/15/26  3,475 3,130
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36  2,684 2,775
19,578
Transportation 0.8%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  525 458
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  621 584
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  31 28
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 122
Canadian National Railway, 6.25%, 8/1/34  95 113
Canadian Pacific Railway, 1.75%, 12/2/26  845 776
Delta Air Lines, 3.80%, 4/19/23  550 547
ERAC USA Finance, 3.85%, 11/15/24 (1) 15 15
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 233
Kansas City Southern, 2.875%, 11/15/29  1,140 1,055
Kansas City Southern, 3.00%, 5/15/23  355 353
Kansas City Southern, 3.50%, 5/1/50  1,155 956
Kansas City Southern, 4.70%, 5/1/48  720 715
Norfolk Southern, 5.59%, 5/17/25  48 50
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,529
Transurban Finance, 3.375%, 3/22/27 (1) 235 226

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Transurban Finance, 4.125%, 2/2/26 (1) 185 184
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22  438 433
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  697 588
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  1,030 906
9,871
Total Industrial 187,887
UTILITY 1.9%
Electric 1.6%
Ausgrid Finance, 3.85%, 5/1/23 (1) 1,120 1,120
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 194
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33 (3) 100 123
CMS Energy, 4.875%, 3/1/44  635 611
Duke Energy, 2.65%, 9/1/26  355 340
Duke Energy, 3.75%, 9/1/46  280 235
Duke Energy Florida, 6.35%, 9/15/37  170 201
Duke Energy Progress, 6.30%, 4/1/38  100 117
Exelon, 3.40%, 4/15/26  1,815 1,792
Metropolitan Edison, 4.30%, 1/15/29 (1) 2,320 2,312
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,757
Mississippi Power, 3.95%, 3/30/28  905 900
Nevada Power, Series N, 6.65%, 4/1/36  400 479
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,698
PacifiCorp, 4.125%, 1/15/49  1,400 1,298
PacifiCorp, 6.25%, 10/15/37  90 104
PECO Energy, 5.95%, 10/1/36  150 175
Public Service Electric & Gas, 5.70%, 12/1/36  180 202
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 194
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,639
Southern, 4.40%, 7/1/46  1,935 1,789
Tampa Electric, 6.15%, 5/15/37  700 804
Virginia Electric & Power, Series A, 2.875%, 7/15/29  1,100 1,037
Vistra Operations, 3.55%, 7/15/24 (1) 1,285 1,245
20,366
Natural Gas 0.3%
APT Pipelines, 4.25%, 7/15/27 (1) 385 381
NiSource, 1.70%, 2/15/31  1,280 1,040
NiSource, 3.49%, 5/15/27  710 697
NiSource, 3.95%, 3/30/48  1,000 859
Southern California Gas, Series KK, 5.75%, 11/15/35  140 157
3,134
Total Utility 23,500
Total Corporate Bonds
(Cost $400,046) 373,524

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.2%
Local Authorities 0.5%
Province of Alberta, 3.30%, 3/15/28  1,605 1,616
Province of Manitoba, 2.60%, 4/16/24  1,507 1,494
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,612
Province of Quebec, 2.875%, 10/16/24  35 35
Province of Quebec, 7.50%, 9/15/29  104 132
5,889
Owned No Guarantee 0.2%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 296
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 538
Pertamina Persero, 4.30%, 5/20/23 (1) 650 651
Perusahaan Gas Negara, 5.125%, 5/16/24 (1) 405 408
State Grid Overseas Investment, 3.75%, 5/2/23 (1) 1,155 1,161
3,054
Sovereign 0.5%
Government of Qatar, 3.75%, 4/16/30 (1) 730 749
Republic of Colombia, 4.00%, 2/26/24  260 256
Republic of Poland, 3.25%, 4/6/26  890 883
United Mexican States, 2.659%, 5/24/31  5,154 4,426
United Mexican States, 8.00%, 9/24/22  300 303
6,617
Total Foreign Government Obligations & Municipalities
(Cost $16,092) 15,560
MUNICIPAL SECURITIES 3.5%
California 0.6%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40  710 897
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10, 3.176%,
4/1/41  1,275 1,079
California, Build America, GO, 7.625%, 3/1/40  1,350 1,833
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (4) 250 258
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  700 907
Regents of the Univ. of California Medical Center Ed Revenue Bonds,
Series N, 3.256%, 5/15/60  700 534
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49  275 340
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 576
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  20 21
Univ. of California Regents, Build America, 5.77%, 5/15/43  470 536
6,981

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Florida 0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,223
1,223
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,758 2,129
2,129
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40  1,350 1,694
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 566
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34  315 373
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 564
3,197
Maryland 0.2%
Maryland Economic Development, Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  2,045 1,939
1,939
Michigan 0.2%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,468
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior
Lien, Series A, 3.056%, 7/1/39  450 385
Great Lakes Water Auth. Water Supply System Revenue, Senior Lien,
Series C, 3.473%, 7/1/41  1,520 1,332
3,185
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39  2,350 2,108
2,108
New Jersey 0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40  1,000 1,353
1,353
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 824
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 794
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,475
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 197
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%,
11/15/39  525 577
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Build
America, 5.508%, 8/1/37  35 39
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 40
3,946

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%, 2/15/44  2,005 2,377
2,377
Oregon 0.2%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 2,000
2,000
Pennsylvania 0.1%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  680 681
681
South Carolina 0.0%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23  645 636
636
Texas 0.4%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 30
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,316
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 12
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 2,096
5,467
Utah 0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  15 18
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,504
1,522
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  505 559
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  585 662
1,221
Wisconsin 0.3%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 2,024
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,683
3,707
Total Municipal Securities
(Cost $46,525) 43,672
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.4%
Collateralized Mortgage Obligations 2.9%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 954 873

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65 (1) 420 392
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 1,488 1,350
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 1,214 1,097
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 1,216 1,124
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 1,410 1,249
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 504 482
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 2,922 2,559
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 3.459%, 1/25/30  101 101
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 3.259%, 2/25/30  10 10
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 2.514%, 12/25/41 (1) 553 541
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 514 447
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 204 197
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 429 409
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 64 61
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (1) 823 812
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.93%, 10/25/50 (1) 1,262 1,165

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 1,743 1,610
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 860 839
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 552 523
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 296 278
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1) 610 571
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 175 168
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 3.359%, 10/25/59 (1) 92 90
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM
3.207%, 12/25/49 (1) 2,240 2,005
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 132 130
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 52 50
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 1 1
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 607 593
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 579 531
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 2.314%, 8/25/33 (1) 453 451
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, CMO, ARM
SOFR30A + 1.50%, 3.014%, 10/25/41 (1) 1,210 1,129
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 2.364%, 11/25/41 (1) 2,085 2,033

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 2.214%, 8/25/33 (1) 646 643
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 3.514%, 4/25/42 (1) 2,353 2,341
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 3.614%, 3/25/42 (1) 1,989 1,979
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 351 349
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 757 738
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 1,971 1,933
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 736 672
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66 (1) 3,361 3,013
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A1, CMO, ARM
2.50%, 12/25/50 (1) 1,459 1,293
36,832
Commercial Mortgage-Backed Securities 4.4%
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 2.929%, 12/15/36 (1) 1,435 1,395
BANK
Series 2017-BNK8, Class B, ARM
3.92%, 11/15/50  1,795 1,697
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 4.139%, 10/15/37 (1) 3,285 3,232
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 4.159%, 11/15/34 (1) 545 516
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 3.539%, 10/15/34 (1) 1,890 1,828
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1) 760 729

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 508
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 887
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 960 918
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47  890 876
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 437
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 3.299%, 11/15/37 (1) 1,298 1,264
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  2,720 2,700
Commercial Mortgage Trust
Series 2015-CR23, Class A3
3.23%, 5/10/48  1,015 998
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,787
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 1,195 1,153
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 2,315 2,220
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 3.033%, 12/15/36 (1) 3,110 3,032
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 3.632%, 12/15/36 (1) 10 10
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 3.932%, 12/15/36 (1) 850 807
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 740
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  2,720 2,713

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 3.37%, 10/15/33 (1) 1,625 1,570
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 3.10%, 4/15/38 (1) 3,975 3,785
MHC Trust
Series 2021-MHC2, Class D, ARM
1M USD LIBOR + 1.50%, 3.499%, 5/15/23 (1) 1,500 1,417
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  40 39
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 686
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,361
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49  300 288
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 2,780 2,699
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48  700 694
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 3,083
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1) 1,835 1,629
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 3.588%, 4/15/32 (1) 528 494
SFO Commercial Mortgage Trust
Series 2021-555, Class B, ARM
1M USD LIBOR + 1.50%, 3.499%, 5/15/38 (1) 1,695 1,601
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 2,247
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47  25 24
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  1,360 1,356

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  2,045 2,036
55,456
Residential Mortgage 0.1%
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, ARM
3.25%, 5/25/62 (1) 308 303
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 63 63
Towd Point Mortgage Trust
Series 2017-6, Class A1, ARM
2.75%, 10/25/57 (1) 228 224
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58 (1) 115 113
703
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $99,221) 92,991
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 29.4%
U.S. Government Agency Obligations 21.7%
Federal Home Loan Mortgage
2.206%, 6/25/25  518 511
2.50%, 4/1/30 - 6/1/30  694 685
2.777%, 4/25/23  73 73
2.952%, 2/25/27  543 541
3.00%, 12/1/42 - 4/1/47  3,199 3,132
3.50%, 3/1/42 - 3/1/46  2,507 2,535
4.00%, 9/1/40 - 8/1/45  913 939
4.50%, 8/1/39 - 10/1/41  464 483
5.00%, 7/1/25 - 8/1/40  363 385
5.50%, 1/1/35 - 12/1/39  103 111
6.00%, 10/1/32 - 8/1/38  83 89
6.50%, 4/1/24 - 1/1/36  47 50
7.00%, 11/1/30 - 6/1/32  4 4
8.00%, 9/1/24  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.851%, 4/1/37  20 20
12M USD LIBOR + 1.726%, 3.948%, 7/1/35  12 12
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  6 6
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  9 10
12M USD LIBOR + 1.929%, 2.185%, 12/1/36  17 17

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 2.029%, 2.275%, 11/1/36  12 12
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  822 127
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  2,631 2,442
2.00%, 3/1/42 - 5/1/52  37,564 33,878
2.50%, 3/1/42 - 5/1/52  23,713 22,193
3.00%, 3/1/35 - 9/1/51  5,598 5,511
3.50%, 5/1/31 - 1/1/52  3,384 3,377
4.00%, 6/1/37 - 2/1/50  3,464 3,513
4.50%, 5/1/50  196 200
5.00%, 12/1/41 - 10/1/49  1,350 1,405
Federal National Mortgage Assn.
3.50%, 6/1/43  7 7
4.00%, 11/1/40  440 447
4.50%, 7/1/40  5 5
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.568%, 2.655%, 7/1/35  8 8
12M USD LIBOR + 1.599%, 2.418%, 7/1/36  11 12
12M USD LIBOR + 1.655%, 3.556%, 8/1/37  2 2
12M USD LIBOR + 1.855%, 2.105%, 1/1/37  2 2
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  5,680 5,177
2.00%, 8/1/28 - 4/1/52  39,421 35,594
2.50%, 5/1/30 - 2/1/52  35,790 33,803
3.00%, 10/1/32 - 10/1/51  31,141 30,567
3.50%, 11/1/25 - 1/1/52  22,511 22,625
4.00%, 6/1/37 - 11/1/49  14,430 14,775
4.50%, 9/1/25 - 5/1/50  8,863 9,197
5.00%, 11/1/33 - 9/1/48  2,450 2,571
5.50%, 12/1/34 - 5/1/44  3,227 3,460
6.00%, 2/1/33 - 7/1/41  1,773 1,923
6.50%, 5/1/31 - 9/1/38  216 236
7.00%, 2/1/24 - 11/1/36  13 13
7.50%, 12/1/30  1 1
8.00%, 1/1/27  — —
UMBS, TBA (5)
2.00%, 8/1/52  9,155 8,232
2.50%, 8/1/52  8,530 7,948
4.00%, 8/1/52  3,890 3,909
4.50%, 8/1/52  6,914 7,034
5.00%, 8/1/52  3,530 3,626
273,435
U.S. Government Obligations 7.7%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52  13,166 12,134
2.50%, 8/20/50 - 1/20/52  20,034 19,048

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 9/15/42 - 6/20/52  17,229 16,887
3.50%, 9/15/41 - 1/20/49  14,105 14,203
4.00%, 2/15/41 - 6/20/51  5,174 5,280
4.50%, 9/15/34 - 8/20/47  3,327 3,471
5.00%, 1/20/33 - 6/20/49  4,112 4,272
5.50%, 10/20/32 - 3/20/49  1,509 1,588
6.00%, 8/15/33 - 4/15/36  18 20
6.50%, 10/15/25 - 8/15/29  4 4
7.50%, 3/15/23 - 3/15/32  37 38
8.00%, 1/15/26  2 1
8.50%, 7/20/26  — —
9.00%, 11/15/24  — —
Government National Mortgage Assn., ARM
A, 1.625%, 7/20/23 - 8/20/23  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  96 94
3.50%, 10/20/50  1,015 985
Government National Mortgage Assn., TBA (5)
2.00%, 8/20/52  3,995 3,669
3.00%, 8/20/52  3,715 3,618
4.00%, 8/20/52  1,725 1,743
4.50%, 8/20/52  3,660 3,730
5.00%, 8/20/52  5,108 5,235
96,020
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $376,546) 369,455
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 24.7%
U.S. Government Agency Obligations 0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29  342 412
Federal National Mortgage Assn., 6.625%, 11/15/30  500 633
1,045
U.S. Treasury Obligations 24.6%
U.S. Treasury Bonds, 1.75%, 8/15/41  9,200 7,180
U.S. Treasury Bonds, 1.875%, 2/15/51  6,265 4,809
U.S. Treasury Bonds, 2.00%, 2/15/50 (6) 32,120 25,490
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 4,394
U.S. Treasury Bonds, 2.25%, 8/15/49  50 42
U.S. Treasury Bonds, 2.25%, 2/15/52  6,675 5,622
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 1,226
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 3,091
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 4,189
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,558
U.S. Treasury Bonds, 3.00%, 11/15/44  615 582

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.00%, 5/15/45  4,175 3,951
U.S. Treasury Bonds, 3.00%, 11/15/45  6,845 6,494
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 3,282
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,999
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 15,214
U.S. Treasury Bonds, 3.00%, 8/15/48  60 58
U.S. Treasury Bonds, 3.125%, 11/15/41  12,985 12,806
U.S. Treasury Bonds, 3.50%, 2/15/39  4,270 4,620
U.S. Treasury Bonds, 3.625%, 8/15/43  2,390 2,508
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 2,231
U.S. Treasury Bonds, 4.375%, 5/15/41  20 24
U.S. Treasury Bonds, 4.75%, 2/15/41  35 43
U.S. Treasury Notes, 0.125%, 8/31/23  16,920 16,407
U.S. Treasury Notes, 0.25%, 5/31/25  15,305 14,229
U.S. Treasury Notes, 0.375%, 4/30/25  6,395 5,977
U.S. Treasury Notes, 0.50%, 8/31/27  50 45
U.S. Treasury Notes, 0.75%, 3/31/26  16,685 15,501
U.S. Treasury Notes, 0.875%, 6/30/26  27,760 25,808
U.S. Treasury Notes, 1.25%, 8/15/31  33,220 29,493
U.S. Treasury Notes, 1.50%, 11/30/24  7,600 7,364
U.S. Treasury Notes, 1.875%, 2/28/27  19,235 18,544
U.S. Treasury Notes, 1.875%, 2/15/32  11,370 10,613
U.S. Treasury Notes, 2.25%, 8/15/27  20,205 19,744
U.S. Treasury Notes, 2.50%, 4/30/24  22,250 22,080
U.S. Treasury Notes, 2.75%, 7/31/23  1,000 998
U.S. Treasury Notes, 2.75%, 8/31/23  11,015 10,988
310,204
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $332,498) 311,249
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 2.03% (7)(8) 52,504 52,504
Total Short-Term Investments
(Cost $52,504) 52,504

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 2.03% (7)(8) 3,212 3,212
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3,212
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.03% (7)(8) 1,779 1,779
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1,779
Total Securities Lending Collateral
(Cost $4,991) 4,991
Total Investments in Securities 103.7%
(Cost $1,371,556) $ 1,304,734
Other Assets Less Liabilities (3.7)% (46,168)
Net Assets 100.0% $ 1,258,566
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$154,240 and represents 12.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at July 31, 2022.
(4) Insured by Assured Guaranty Municipal Corporation
(5) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $48,744 and represents 3.9% of net assets.
(6) At July 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 795 U.S. Treasury Notes five year contracts 9/22 90,413 $ 781
Long, 51 U.S. Treasury Notes ten year contracts 9/22 6,178 99
Long, 124 U.S. Treasury Notes two year contracts 9/22 26,097 (15)
Net payments (receipts) of variation margin to date (851)
Variation margin receivable (payable) on open futures contracts $ 14

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 269++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 269+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 175,532  ¤  ¤ $ 57,495
T. Rowe Price Short-Term Fund 38,300  ¤  ¤ —
Total $ 57,495^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $269 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $57,495.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM U.S. Bond Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions

T. ROWE PRICE QM U.S. Bond Index Fund

between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,247,239 $ — $ 1,247,239
Short-Term Investments 52,504 — — 52,504
Securities Lending Collateral 4,991 — — 4,991
Total Securities 57,495 1,247,239 — 1,304,734
Futures Contracts* 880 — — 880
Total $ 58,375 $ 1,247,239 $ — $ 1,305,614
Liabilities
Futures Contracts* $ 15 $ — $ — $ 15
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F134-054Q3 07/22